Lease financing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Eneti Acquisition Vessels [Member]
Debt Instrument [Line Items]
Finance Lease, Liability	$ 96,101,000
Finance lease payments per vessel	$ 500,000
Repayment date	May 2022
Laura, Idee Fixe, Roberta, Kaley, Star Sirius and Star Vega [Member] | CMBL [Member]
Debt Instrument [Line Items]
Repayment date	June 2022
Sale Leaseback Transaction, Date	August 27, 2020
Draw down date	August 28 and August 31, 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 82,764,000
Diva [Member] | CMBL [Member]
Debt Instrument [Line Items]
Repayment date	June 2022
Draw down date	November 17, 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 7,236,000
Star Lutas [Member] | SK Shipholding S.A. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	September 3, 2020
Draw down date	September 18, 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 16,000,000
Sale Leaseback Transaction, Lease Terms	seven-year
Vessel purchase price obligation	$ 7,441,000
Sale and Leaseback Transaction, Description	to pay the vessel’s remaining amount under the then existing loan agreement.
Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | SPDB Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	September 21, 2020
Draw down date	September 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 76,500,000
Sale Leaseback Transaction, Lease Terms	eight years
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing loan agreement
Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | SPDB Financial Leasing Co. Ltd [Member] | Minimum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation	$ 7,776,000
Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member] | SPDB Financial Leasing Co. Ltd [Member] | Maximum [Member]
Debt Instrument [Line Items]
Vessel purchase price obligation	$ 7,916,000
Gargantua Goliath And Maharaj [Member] | ICBC Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	September 25, 2020
Draw down date	September 29, 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 93,150,000
Sale Leaseback Transaction, Lease Terms	10 years
Vessel purchase price obligation	$ 14,000,000
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing loan agreement
Star Pisces [Member] | SK Shipholding S.A. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	March 29, 2019
Draw down date	April 2019
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 19,125,000
Sale Leaseback Transaction, Lease Terms	seven-year
Vessel purchase price obligation	$ 7,628,000
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing loan agreement.
Star Libra [Member] | Ocean Trust Co. Ltd. [Member]
Debt Instrument [Line Items]
Repayment date	October 2022
Sale Leaseback Transaction, Date	May 22, 2019
Draw down date	July 2019
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 33,950,000
Sale Leaseback Transaction, Lease Terms	seven-year
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing lease agreement for Star Libra
Star Challenger [Member] | Kyowa Sansho Co. Ltd. [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	July 10, 2019
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 15,000,000
Sale Leaseback Transaction, Lease Terms	eleven-year
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing loan agreement
Delphin Vessels [Member] | CMBL [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	July 2019
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 91,431,000
Sale Leaseback Transaction, Lease Terms	seven-year
Sale and Leaseback Transaction, Description	to finance the cash portion of the consideration for the acquisition of 11 vessels
Delphin Vessels [Member] | CMBL [Member] | Three out of eleven vessels [Member]
Debt Instrument [Line Items]
Repayment date	December 2021
Debt instrument, repayment amount		$ 19,222
Delphin Vessels [Member] | CMBL [Member] | Repayment of remaining lease agreements [Member]
Debt Instrument [Line Items]
Repayment date	August 2022
Delphin Scrubbers [Member] | CMBL [Member]
Debt Instrument [Line Items]
Draw down date	during the year 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 15,000,000
Sale and Leaseback Transaction, Description	to finance the acquisition and installation of scrubber equipment for the respective vessels.
Star Fighter [Member] | Affiliate of Kyowa Sansho [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date	December 2018
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 16,125,000
Sale Leaseback Transaction, Lease Terms	ten years
Vessel purchase price obligation	$ 2,450,000
Sale and Leaseback Transaction, Description	to pay the remaining amount under the then existing loan agreement